FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2023
FINANCIAL RESULTS, NET
FINANCIAL RESULTS, NET

NOTE 25 – FINANCIAL RESULTS, NET

	Years ended December 31,
	2023	2022	2021

	Profit (loss)
Interests on borrowings (*)	(58,478)	(46,559)	(93,276)
Remeasurement in borrowings (**)	49,796	5,400	(3,422)
Foreign currency exchange gains (losses) on borrowings (***)	(624,826)	133,909	283,848
Borrowings renegotiation results	(799)	(125)	(13,054)
Total financial cost	(634,307)	92,625	174,096
Fair value gains/(losses) on financial assets at fair value through profit or loss	64,323	(39,496)	8,614
Other foreign currency exchange gains (losses)	(59,786)	1,170	42,139
Other interests, net	15,430	6,026	(9,937)
Other taxes and bank expenses	(25,337)	(21,674)	(25,950)
Financial expenses on pension benefits	(1,856)	(1,267)	(1,364)
Financial discounts on assets, debts and others	(7,277)	(9,937)	(14,801)
RECPAM	187,819	165,557	104,110
Total other financial results, net	173,316	100,379	102,811
Total financial results, net	(460,991)	193,004	276,907
(*)	Includes ($1,243) million, ($458) million and ($2,292) million corresponding to net income and losses generated by DFI in the years ended December 31, 2023, 2022 and 2021, respectively.
(**)	Related to Notes issued in UVA.
(***)	Includes ($7,932) million, ($4,842) million and ($11,106) million corresponding to net income and losses generated by DFI in the years ended December 31, 2023, 2022 and 2021, respectively.